Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
2012 ACQUISITIONS
During the six months ended June 30, 2012, the Company acquired four real estate brokerage operations through its wholly owned subsidiary, NRT, for total consideration of $4 million. These acquisitions resulted in goodwill of $4 million that was assigned to the Company Owned Brokerage Services segment.
None of the 2012 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.
2011 ACQUISITIONS
During the year ended December 31, 2011, the Company acquired thirteen real estate brokerage operations through its wholly owned subsidiary, NRT, for total consideration of $4 million. These acquisitions resulted in goodwill of $3 million that was assigned to the Company Owned Brokerage Services segment.
None of the 2011 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.

ACQUISITIONS
Assets acquired and liabilities assumed in business combinations were recorded in the Company’s Consolidated Balance Sheets as of the respective acquisition dates based upon their estimated fair values at such dates. The results of operations of businesses acquired by the Company have been included in the Company’s Consolidated Statements of Operations since their respective dates of acquisition.
In connection with the Company’s acquisition of real estate brokerage operations, the Company obtains contractual pendings and listings intangible assets, which represent the estimated fair value of homesale transactions that are pending closing or homes listed for sale by the acquired brokerage operations. Pendings and listings intangible assets are amortized over the estimated closing period of the underlying contracts and homes listed for sale, which in most cases, is approximately 5 months.
2011 ACQUISITIONS
During the year ended December 31, 2011, the Company acquired thirteen real estate brokerage operations through its wholly-owned subsidiary, NRT, for total consideration of $4 million. These acquisitions resulted in goodwill of $3 million that was assigned to the Company Owned Brokerage Services segment.
None of the 2011 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.
2010 ACQUISITIONS
On January 21, 2010, the Company completed the stock acquisition of Primacy for the assumption of approximately $26 million of indebtedness (excluding $9 million of indebtedness related to the sale of relocation receivables). Primacy was a relocation and global assignment management services company headquartered in the U.S. with international locations in Canada, Europe and Asia. The acquisition of Primacy increased goodwill by $16 million, customer relationships intangibles by $62 million and other intangibles by $5 million. Effective January 1, 2011, the Primacy business operates under the Cartus name.
During the year ended December 31, 2010, the Company acquired nine real estate brokerage operations through its wholly-owned subsidiary, NRT, for a total consideration of $24 million. These acquisitions resulted in goodwill of $20 million and $2 million of pendings and listings intangible assets that was assigned to the Company Owned Real Estate Brokerage Services segment.
None of the 2010 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.
2009 ACQUISITIONS
During the year ended December 31, 2009, the Company acquired seven real estate brokerage operations through its wholly-owned subsidiary, NRT, for a total consideration of approximately $4 million. These acquisitions resulted in goodwill of $4 million that was assigned to the Company Owned Real Estate Brokerage Services segment.
None of the 2009 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.